UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-6570

Name of Fund: MuniYield New Jersey Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Chief Executive Officer,
      MuniYield New Jersey Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2005                     (in Thousands)

                     Face
                     Amount        Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 144.4%  $ 1,000       Burlington County, New Jersey, Bridge Commission Revenue Bonds (Governmental Leasing
                                   Program), 5.25% due 8/15/2020                                                          $   1,087
                     --------------------------------------------------------------------------------------------------------------
                       1,500       Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033 (d)                       1,584
                     --------------------------------------------------------------------------------------------------------------
                                   Delaware River Joint Toll Bridge Commission, New Jersey, Bridge Revenue Refunding
                                   Bonds:
                       2,010           5% due 7/01/2021                                                                       2,138
                       3,645           5% due 7/01/2028                                                                       3,828
                     --------------------------------------------------------------------------------------------------------------
                       3,930       Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, RIB,
                                   Series 396, 9.213% due 1/01/2019 (c)(i)                                                    4,787
                     --------------------------------------------------------------------------------------------------------------
                       2,620       Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5%
                                   due 10/01/2028 (b)                                                                         2,777
                     --------------------------------------------------------------------------------------------------------------
                                   Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                   Series B (c):
                       6,860           5.12%* due 11/01/2023                                                                  3,117
                       4,540           5.25%* due 11/01/2028                                                                  1,615
                     --------------------------------------------------------------------------------------------------------------
                                   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                   Revenue Bonds, Series A (c):
                       4,300           5.80% due 11/01/2022                                                                   5,017
                       5,460           5.75% due 11/01/2028                                                                   6,762
                     --------------------------------------------------------------------------------------------------------------
                                   Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource Recovery,
                                   Revenue Refunding Bonds (Waste Management Inc. Project):
                       1,180           AMT, Series B, 7% due 12/01/2029                                                       1,319
                       2,000           Series A, 6.85% due 12/01/2029                                                         2,234
                     --------------------------------------------------------------------------------------------------------------
                       1,500       Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016 (d)                        1,837
                     --------------------------------------------------------------------------------------------------------------
                      13,950       Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue Refunding
                                   Bonds (Hudson County Lease Project), 5.375% due 10/01/2024 (b)                            14,897
                     --------------------------------------------------------------------------------------------------------------
                                   Jackson Township, New Jersey, School District, GO (b):
                       3,090           5% due 4/15/2018                                                                       3,341
                       3,750           5% due 4/15/2019                                                                       4,054
                     --------------------------------------------------------------------------------------------------------------
                                   Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue Bonds
                                   (Golf Course Projects):
                       1,455           5.25% due 6/01/2022                                                                    1,607
                       3,050           5% due 6/01/2029                                                                       3,250
                     --------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniYield New Jersey Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
EDR       Economic Development Revenue Bonds
GO        General Obligation Bonds
M/F       Multi-Family
RIB       Residual Interest Bonds

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2005                     (in Thousands)

                     Face
                     Amount        Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Middlesex County, New Jersey, Improvement Authority, Senior Revenue Bonds (Heldrich
                                   Center Hotel/Conference Project), Series A:
                     $   970           5% due 1/01/2020                                                                       $ 976
                         480           5% due 1/01/2032                                                                         482
                         725           5.125% due 1/01/2037                                                                     730
                     --------------------------------------------------------------------------------------------------------------
                       1,500       Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue
                                   Refunding Bonds (Amerada Hess Corporation), 6.05% due 9/15/2034                            1,620
                     --------------------------------------------------------------------------------------------------------------
                                   Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                   Refunding Bonds (a):
                       2,235           5% due 12/01/2015                                                                      2,426
                       2,345           5% due 12/01/2016                                                                      2,544
                     --------------------------------------------------------------------------------------------------------------
                                   New Jersey EDA, Cigarette Tax Revenue Bonds:
                       1,720           5.625% due 6/15/2019                                                                   1,856
                       1,895           5.75% due 6/15/2029                                                                    2,047
                         370           5.50% due 6/15/2031                                                                      391
                         755           5.75% due 6/15/2034                                                                      811
                     --------------------------------------------------------------------------------------------------------------
                                   New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey):
                         600           5.25% due 6/01/2024                                                                      649
                         685           5.25% due 6/01/2032                                                                      738
                     --------------------------------------------------------------------------------------------------------------
                       1,500       New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village), Series C, 5.50%
                                   due 1/01/2028                                                                              1,522
                     --------------------------------------------------------------------------------------------------------------
                                   New Jersey EDA, First Mortgage Revenue Refunding Bonds, Series A:
                       1,250           (Fellowship Village), 5.50% due 1/01/2018                                              1,277
                       3,500           (Fellowship Village), 5.50% due 1/01/2025                                              3,554
                       2,500           (The Winchester Gardens at Ward Homestead Project), 5.75% due 11/01/2024               2,674
                       2,000           (The Winchester Gardens at Ward Homestead Project), 5.80% due 11/01/2031               2,117
                     --------------------------------------------------------------------------------------------------------------
                                   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (d):
                      14,000           5.25% due 7/01/2033                                                                   15,269
                       2,870           5% due 7/01/2034                                                                       3,051
                     --------------------------------------------------------------------------------------------------------------
                                   New Jersey EDA, Revenue Bonds:
                         400           (Department of Human Services), 5% due 7/01/2011                                         430
                         220           (Department of Human Services), 5% due 7/01/2012                                         238
                       3,850           (Saint Barnabas Project), Series A, 6.30%* due 7/01/2024 (d)                           1,687
                     --------------------------------------------------------------------------------------------------------------
                                   New Jersey EDA, School Facilities Construction Revenue Bonds:
                       2,095           Series I, 5% due 9/01/2014 (g)                                                         2,314
                       5,800           Series L, 5% due 3/01/2030 (c)                                                         6,207
                     --------------------------------------------------------------------------------------------------------------
                       1,500       New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management
                                   Inc.), AMT, Series A, 4.50% due 6/01/2015                                                  1,509
                     --------------------------------------------------------------------------------------------------------------
                       6,670       New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company,
                                   Inc. Project), Series A, 6.875% due 11/01/2034 (b)                                         6,824
                     --------------------------------------------------------------------------------------------------------------
                       5,975       New Jersey Environmental Infrastructure Trust Revenue Bonds (Environmental
                                   Infrastructure), Series A, 5.25% due 9/01/2017                                             6,530
                     --------------------------------------------------------------------------------------------------------------

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2005                     (in Thousands)

                     Face
                     Amount        Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 1,100       New Jersey Health Care Facilities Financing Authority, Health System Revenue Bonds
                                   (Catholic Health East), Series A, 5.375% due 11/15/2033                                  $ 1,152
                     --------------------------------------------------------------------------------------------------------------
                                   New Jersey Health Care Facilities Financing Authority Revenue Bonds:
                       2,345           (Pascack Valley Hospital Association), 6.625% due 7/01/2036                            2,433
                       4,000           (Robert Wood University), 5.70% due 7/01/2020 (a)                                      4,386
                       1,590           (RWJ Healthcare Corporation), Series B, 4.50% due 7/01/2029 (f)                        1,592
                       1,845           (RWJ Healthcare Corporation), Series B, 5% due 7/01/2035 (f)                           1,937
                       1,875           (Somerset Medical Center), 5.50% due 7/01/2033                                         1,935
                       6,640           (South Jersey Hospital), 6% due 7/01/2026                                              7,220
                       2,000           (Southern Ocean County Hospital), 5.125% due 7/01/2031 (f)                             2,132
                       4,200           (Southern Ocean County Hospital), Series A, 6.25% due 7/01/2023                        4,206
                     --------------------------------------------------------------------------------------------------------------
                                   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
                       1,020           (Atlantic City Medical Center), 6.25% due 7/01/2017                                    1,160
                       2,185           (Atlantic City Medical Center), 5.75% due 7/01/2025                                    2,371
                       1,650           (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                            1,796
                       5,500           (Holy Name Hospital), 6% due 7/01/2025                                                 5,747
                       1,500           (Meridian Health System Obligation Group), 5.25% due 7/01/2019 (c)                     1,615
                       2,250           (Meridian Health System Obligation Group), 5.375% due 7/01/2024 (c)                    2,415
                       2,195           (Meridian Health System Obligation Group), 5.25% due 7/01/2029 (c)                     2,350
                     --------------------------------------------------------------------------------------------------------------
                       4,150       New Jersey State Educational Facilities Authority, Higher Education, Capital
                                   Improvement Revenue Bonds, Series A, 5.125% due 9/01/2022 (a)                              4,501
                     --------------------------------------------------------------------------------------------------------------
                                   New Jersey State Educational Facilities Authority Revenue Bonds:
                         970           (Bloomfield College), Series A, 6.85% due 7/01/2030                                      990
                       2,000           (Georgian Court College Project), Series C, 6.50% due 7/01/2033                        2,277
                       1,575           (Princeton University), Series B, 4.25% due 7/01/2035                                  1,544
                       2,165           (Rowan University), Series C, 5.125% due 7/01/2028 (d)                                 2,331
                       1,955           (Rowan University), Series C, 5% due 7/01/2034 (d)                                     2,078
                     --------------------------------------------------------------------------------------------------------------
                                   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
                       5,305           (Montclair State University), Series L, 5% due 7/01/2034 (d)                           5,639
                       3,870           (Princeton Theological Seminary), 5% due 7/01/2026                                     4,125
                       3,100           (Princeton University), Series A, 5% due 7/01/2030                                     3,345
                       3,725           (Princeton University), Series E, 5% due 7/01/2013 (g)                                 4,124
                       1,000           (Rider University), 5% due 7/01/2017 (f)                                               1,060
                       1,255           (Rider University), Series A, 5.50% due 7/01/2023 (f)                                  1,380
                       1,450           (Rider University), Series A, 5.25% due 7/01/2034 (f)                                  1,564
                         865           (Rowan University), 4.50% due 7/01/2027 (a)                                              879
                       1,515           (William Paterson University), Series E, 5.25% due 7/01/2018 (h)                       1,662
                       1,595           (William Paterson University), Series E, 5.25% due 7/01/2019 (h)                       1,750
                       1,680           (William Paterson University), Series E, 5.25% due 7/01/2020 (h)                       1,831
                     --------------------------------------------------------------------------------------------------------------
                       5,855       New Jersey State Higher Education Assistance Authority, Student Loan Revenue Bonds,
                                   AMT, Series A, 5.30% due 6/01/2017 (a)                                                     5,995
                     --------------------------------------------------------------------------------------------------------------

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2005                     (in Thousands)

                     Face
                     Amount        Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 2,500       New Jersey State Highway Authority, Garden State Parkway General Revenue Refunding
                                   Bonds, 5.625% due 1/01/2010 (g)                                                          $ 2,774
                     --------------------------------------------------------------------------------------------------------------
                                   New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                                   AMT (d):
                       5,350           Series CC, 5.80% due 10/01/2020                                                        5,637
                       3,335           Series U, 5.60% due 10/01/2012                                                         3,473
                     --------------------------------------------------------------------------------------------------------------
                       7,175       New Jersey State Housing and Mortgage Financing Agency, Capital Fund Program Revenue
                                   Bonds, Series A, 4.70% due 11/01/2025 (c)                                                  7,348
                     --------------------------------------------------------------------------------------------------------------
                                   New Jersey State Housing and Mortgage Financing Agency, M/F Revenue Bonds (b):
                       4,535           AMT, Series A, 4.90% due 11/01/2035                                                    4,615
                       1,650           Series D, 4.60% due 11/01/2025                                                         1,669
                     --------------------------------------------------------------------------------------------------------------
                       3,620       New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                                   Series B, 5.75% due 9/15/2014                                                              4,050
                     --------------------------------------------------------------------------------------------------------------
                                   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                   Refunding Bonds, Series B (d):
                       4,735           5.50% due 12/15/2015                                                                   5,446
                       5,865           5.50% due 12/15/2021                                                                   6,957
                     --------------------------------------------------------------------------------------------------------------
                       4,870       New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15%*
                                   due 1/01/2035 (a)                                                                          3,226
                     --------------------------------------------------------------------------------------------------------------
                       5,000       New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A,
                                   5.75% due 1/01/2010 (d)(g)                                                                 5,529
                     --------------------------------------------------------------------------------------------------------------
                       5,000       Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 93rd Series,
                                   6.125% due 6/01/2094                                                                       6,122
                     --------------------------------------------------------------------------------------------------------------
                       4,435       Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT,
                                   Class R, Series 10, 8.912% due 1/15/2017 (c)(i)                                            4,828
                     --------------------------------------------------------------------------------------------------------------
                       5,300       Port Authority of New York and New Jersey, Revenue Refunding Bonds, DRIVERS, AMT,
                                   Series 153, 7.688% due 9/15/2012 (b)(i)                                                    5,611
                     --------------------------------------------------------------------------------------------------------------
                       2,000       Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                   International Air Terminal), AMT, Series 6, 5.75% due 12/01/2022 (d)                       2,141
                     --------------------------------------------------------------------------------------------------------------
                       6,000       Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (Capital
                                   Appreciation), Series A, 4.87%* due 9/01/2031 (d)                                          1,833
                     --------------------------------------------------------------------------------------------------------------
                                   South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds:
                       4,280           4.75% due 1/01/2018                                                                    4,454
                       2,485           4.85% due 1/01/2019                                                                    2,597
                       2,000           5% due 1/01/2020                                                                       2,116
                     --------------------------------------------------------------------------------------------------------------
                       4,480       Tobacco Settlement Financing Corporation of New Jersey, Asset Backed Revenue Bonds,
                                   5.75% due 6/01/2032                                                                        4,683
                     --------------------------------------------------------------------------------------------------------------
                       3,010       Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7% due 6/01/2041     3,598
                     --------------------------------------------------------------------------------------------------------------
                                   Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                                   (Ogden Martin System of Union, Inc.), AMT, Series A (a):
                       1,585           5.375% due 6/01/2017                                                                   1,669
                       1,175           5.375% due 6/01/2018                                                                   1,237
                     --------------------------------------------------------------------------------------------------------------
                                   University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A (a):
                         945           5.50% due 12/01/2018                                                                   1,062
                       1,900           5.50% due 12/01/2019                                                                   2,136
                       1,870           5.50% due 12/01/2020                                                                   2,095
                       1,435           5.50% due 12/01/2021                                                                   1,608
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 8.0%     3,300       Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5%
                                   due 7/01/2028 (e)                                                                          3,549
                     --------------------------------------------------------------------------------------------------------------

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2005                     (in Thousands)

                     Face
                     Amount        Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 2,500       Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series PP, 5%
                                   due 7/01/2025 (b)                                                                        $ 2,700
                     --------------------------------------------------------------------------------------------------------------
                       1,900       Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                   Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT, 6.625%
                                   due 6/01/2026                                                                              2,062
                     --------------------------------------------------------------------------------------------------------------
                       8,750       Puerto Rico Public Buildings Authority Revenue Bonds, DRIVERS, Series 211, 7.719%
                                   due 7/01/2021 (d)(i)                                                                       9,747
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin            3,500       Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 2.7%                     Project), AMT, 6.50% due 7/01/2021                                                         3,994
                     --------------------------------------------------------------------------------------------------------------
                       1,900       Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                                   Refinery), AMT, 5.875% due 7/01/2022                                                       2,068
                     --------------------------------------------------------------------------------------------------------------
                                   Total Municipal Bonds  (Cost - $325,144) - 155.1%                                        349,880
-----------------------------------------------------------------------------------------------------------------------------------

                     Shares
                     Held          Short-Term Securities
                     --------------------------------------------------------------------------------------------------------------
                       1,214       CMA New Jersey Municipal Money Fund (j)                                                    1,214
                     --------------------------------------------------------------------------------------------------------------
                                   Total Short-Term Securities (Cost - $1,214) - 0.5%                                         1,214
                     --------------------------------------------------------------------------------------------------------------
                                   Total Investments (Cost - $326,358**) - 155.6%                                            351,094

                                   Liabilities in Excess of Other Assets - (2.9%)                                            (6,464)

                                   Preferred Stock, at Redemption Value - (52.7%)                                          (119,038)
                                                                                                                          ---------
                                   Net Assets Applicable to Common Stock  - 100.0%                                        $ 225,592
                                                                                                                          =========

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 326,358
                                                                      =========
      Gross unrealized appreciation                                   $  24,756
      Gross unrealized depreciation                                         (20)
                                                                      ---------
      Net unrealized appreciation                                     $  24,736
                                                                      =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   CIFG Insured.
(f)   Radian Insured.
(g)   Prerefunded.
(h)   XL Capital Insured.
(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
            Affiliate                         Net Activity       Dividend Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund       (8,417)                      $23
      --------------------------------------------------------------------------

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2005

      Forward interest rate swaps outstanding as of August 31, 2005 were as follows:

                                                                               (in Thousands)
      ---------------------------------------------------------------------------------------
                                                                Notional          Unrealized
                                                                 Amount          Depreciation
      ---------------------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day Bond Market
      Association Municipal Swap Index Rate and pay a
      fixed rate of 3.923%
      Broker, JPMorgan Chase Bank
      Expires November 2018                                      $2,510            $     (80)

      Receive a variable rate equal to 7-Day Bond Market
      Association Municipal Swap Index Rate and pay a
      fixed rate of 4.09%
      Broker, JPMorgan Chase Bank
      Expires August 2026                                        $5,310                 (222)
      ---------------------------------------------------------------------------------------
      Total                                                                        $    (302)
                                                                                   =========

      Financial futures contracts sold as of August 31, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Number of                         Expiration        Face        Unrealized
      Contracts      Issue                 Date           Value     Depreciation
      --------------------------------------------------------------------------
        300          10-Year U.S.       September
                     Treasury Future         2005        $ 33,521     $    (356)
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield New Jersey Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield New Jersey Fund, Inc.

Date: October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield New Jersey Fund, Inc.

Date: October 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    MuniYield New Jersey Fund, Inc.

Date: October 19, 2005